PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

The following table summarized the details of the Company’s allowance for credit losses:

	2021	2022	2023

Balance at beginning of year	13,089	12,504	33,363
Allowance for credit losses	24,045	21,233	37,098
Write-offs	(24,630)	(374)	(72)
Balance at end of year	12,504	33,363	70,389

SCHEDULE OF ESTIMATED USEFUL LIVES

Category	Estimated useful lives
Building	20 - 40 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets
Electronic equipment	3 years
Furniture	3 years
Software	3 years
Vehicles	3 years